Earnings per share - Summary of earnings per share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (20,465,180)	$ (25,014,055)	$ (8,420,000)
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (20,465,000)	$ (25,014,000)	$ (8,420,000)
Weighted average number of ordinary shares used in calculating basic earnings per share	184,284,350	132,467,686	117,674,543
Weighted average number of ordinary shares used in calculating diluted earnings per share	184,284,350	132,467,686	117,674,543
Basic earnings per share	$ (0.1123)	$ (0.1888)	$ (0.0716)
Diluted earnings per share	$ (0.1123)	$ (0.1888)	$ (0.0716)